Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2024
Deferred revenue
Schedule of deferred revenue

	As of December 31,
	2023			2024
	Discontinued	Continuing		Continuing
	operations	operations	Total	operations
Deferred revenue, current	4,779	7,611	12,390	8,680

Schedule of changes in deferred revenue balance

	For the years ended
	December 31,
	2023			2024
	Discontinued	Continuing		Continuing
	operations	operations	Total	operations
Balance at the beginning of year	8,801	8,174	16,975	7,611
Additions to deferred revenue	16,751	15,401	32,152	15,573
Recognition of deferred revenue as revenues	(20,529)	(15,926)	(36,455)	(14,476)
Exchange differences	(244)	(38)	(282)	(28)
Balance at the end of year	4,779	7,611	12,390	8,680